Average Annual Total Returns - Class A C I P R and W Shares - Voya Multi-Manager Emerging Markets Equity Fund	Class A 1 Yr	Class A 5 Yrs	Class A 10 Yrs	Class A Since Inception	Class A Inception Date	Class A After tax on distributions 1 Yr	Class A After tax on distributions 5 Yrs	Class A After tax on distributions 10 Yrs	Class A After tax on distributions Since Inception	Class A After tax on distributions with sale 1 Yr	Class A After tax on distributions with sale 5 Yrs	Class A After tax on distributions with sale 10 Yrs	Class A After tax on distributions with sale Since Inception	Class A MSCI Emerging Markets IndexSM 1 Yr		Class A MSCI Emerging Markets IndexSM 5 Yrs		Class A MSCI Emerging Markets IndexSM 10 Yrs	Class A MSCI Emerging Markets IndexSM Since Inception		Class C 1 Yr	Class C 5 Yrs	Class C 10 Yrs	Class C Since Inception	Class C Inception Date	Class C MSCI Emerging Markets IndexSM 1 Yr		Class C MSCI Emerging Markets IndexSM 5 Yrs		Class C MSCI Emerging Markets IndexSM 10 Yrs	Class C MSCI Emerging Markets IndexSM Since Inception		Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I MSCI Emerging Markets IndexSM 1 Yr		Class I MSCI Emerging Markets IndexSM 5 Yrs		Class I MSCI Emerging Markets IndexSM 10 Yrs	Class I MSCI Emerging Markets IndexSM Since Inception		Class P 1 Yr	Class P 5 Yrs	Class P 10 Yrs	Class P Since Inception	Class P Inception Date	Class P MSCI Emerging Markets IndexSM 1 Yr		Class P MSCI Emerging Markets IndexSM 5 Yrs		Class P MSCI Emerging Markets IndexSM 10 Yrs	Class P MSCI Emerging Markets IndexSM Since Inception		Class R 1 Yr	Class R 5 Yrs	Class R 10 Yrs	Class R Since Inception	Class R Inception Date	Class R MSCI Emerging Markets IndexSM 1 Yr		Class R MSCI Emerging Markets IndexSM 5 Yrs		Class R MSCI Emerging Markets IndexSM 10 Yrs	Class R MSCI Emerging Markets IndexSM Since Inception		Class W 1 Yr	Class W 5 Yrs	Class W 10 Yrs	Class W Since Inception	Class W Inception Date	Class W MSCI Emerging Markets IndexSM 1 Yr		Class W MSCI Emerging Markets IndexSM 5 Yrs		Class W MSCI Emerging Markets IndexSM 10 Yrs	Class W MSCI Emerging Markets IndexSM Since Inception
Total	9.72%	11.05%		5.04%	Oct. 11, 2011	8.88%	10.76%		4.81%	6.32%	8.88%		4.08%	18.31%	[1]	12.81%	[1]	[1]	6.38%	[1]	14.52%	11.54%		4.93%	Oct. 11, 2011	18.31%	[1]	12.81%	[1]	[1]	6.38%	[1]	16.76%	12.79%		6.09%	Oct. 11, 2011	18.31%	[1]	12.81%	[1]	[1]	6.38%	[1]	17.83%	13.20%		6.30%	Feb. 28, 2019	18.31%	[1]	12.81%	[1]	[1]	6.38%	[1]	16.09%	12.10%		5.46%	Oct. 11, 2011	18.31%	[1]	12.81%	[1]	[1]	6.38%	[1]	16.59%	12.63%		5.98%	Oct. 11, 2011	18.31%	[1]	12.81%	[1]	[1]	6.38%	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.